Schedule of Investments (unaudited)
December 31, 2024
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.8%
AAR Corp.(a)	381,687	$ 23,389,779
Mercury Systems, Inc.(a)	548,928	23,054,976
National Presto Industries, Inc.	55,911	5,502,761
Triumph Group, Inc.(a)	334,899	6,249,215
		58,196,731
Air Freight & Logistics — 0.5%
Forward Air Corp.(a)	131,873	4,252,904
Hub Group, Inc., Class A	659,967	29,408,130
		33,661,034
Automobile Components — 1.8%
Adient PLC(a)	941,422	16,220,701
American Axle & Manufacturing Holdings, Inc.(a)	1,282,533	7,477,167
Dana, Inc.	1,399,440	16,177,526
Fox Factory Holding Corp.(a)	452,095	13,684,916
Gentherm, Inc.(a)	336,021	13,415,639
LCI Industries	275,735	28,508,242
Patrick Industries, Inc.	189,834	15,771,409
Phinia, Inc.	223,202	10,751,640
Standard Motor Products, Inc.	222,901	6,905,473
		128,912,713
Automobiles — 0.2%
Winnebago Industries, Inc.	313,162	14,962,880
Banks — 11.0%
Ameris Bancorp	353,346	22,108,859
Atlantic Union Bankshares Corp.	922,343	34,938,353
Banc of California, Inc.	1,485,473	22,965,413
Bank of Hawaii Corp.	226,465	16,133,367
BankUnited, Inc.	414,766	15,831,618
Banner Corp.	178,404	11,912,035
Berkshire Hills Bancorp, Inc.	283,362	8,055,982
Brookline Bancorp, Inc.	910,088	10,739,038
Capitol Federal Financial, Inc.	1,309,943	7,741,763
Cathay General Bancorp	373,997	17,805,997
Central Pacific Financial Corp.	108,048	3,138,794
Community Financial System, Inc.	198,784	12,260,997
Customers Bancorp, Inc.(a)	235,769	11,477,235
CVB Financial Corp.	835,356	17,884,972
Dime Community Bancshares, Inc.	421,756	12,962,671
Eagle Bancorp, Inc.	308,886	8,040,303
FB Financial Corp.	208,321	10,730,615
First BanCorp/Puerto Rico	687,289	12,776,703
First Bancorp/Southern Pines NC	422,525	18,578,424
First Commonwealth Financial Corp.	564,225	9,546,687
First Financial Bancorp	531,683	14,291,639
First Hawaiian, Inc.	791,082	20,528,578
Fulton Financial Corp.	1,013,516	19,540,588
Hanmi Financial Corp.	307,812	7,270,519
Heritage Financial Corp.	353,095	8,650,827
Hilltop Holdings, Inc.	500,563	14,331,119
Hope Bancorp, Inc.	1,235,792	15,187,884
Independent Bank Corp.	437,248	28,066,949
Independent Bank Group, Inc.	218,426	13,251,905
Lakeland Financial Corp.	123,261	8,475,426
National Bank Holdings Corp., Class A	219,649	9,458,086
NBT Bancorp, Inc.	277,527	13,254,690
Northwest Bancshares, Inc.	1,303,762	17,196,621
OFG Bancorp	62,067	2,626,675
Pacific Premier Bancorp, Inc.	986,814	24,591,405
Park National Corp.	53,507	9,172,705
Security	Shares	Value
Banks (continued)
Provident Financial Services, Inc.	1,281,572	$ 24,183,264
Renasant Corp.	650,442	23,253,301
S&T Bancorp, Inc.	184,184	7,039,512
Seacoast Banking Corp. of Florida	865,142	23,817,359
Simmons First National Corp., Class A	1,284,889	28,498,838
Southside Bancshares, Inc.	233,381	7,412,181
Stellar Bancorp, Inc.	513,978	14,571,276
Tompkins Financial Corp.	81,320	5,515,936
Triumph Financial, Inc.(a)	92,045	8,365,050
TrustCo Bank Corp.	194,583	6,481,560
Trustmark Corp.	626,393	22,155,520
United Community Banks, Inc.	1,219,924	39,415,744
Veritex Holdings, Inc.	556,686	15,119,592
WaFd, Inc.	875,844	28,237,211
Westamerica BanCorp	111,091	5,827,834
WSFS Financial Corp.	326,860	17,366,072
		788,785,692
Beverages — 0.2%
MGP Ingredients, Inc.(b)	153,297	6,035,303
National Beverage Corp.	122,900	5,244,143
		11,279,446
Biotechnology — 0.9%
Alkermes PLC(a)(b)	631,274	18,155,440
Dynavax Technologies Corp.(a)(b)	776,769	9,919,340
Ironwood Pharmaceuticals, Inc., Class A(a)	1,018,073	4,510,063
Myriad Genetics, Inc.(a)	987,167	13,534,060
Vir Biotechnology, Inc.(a)(b)	1,006,468	7,387,475
Xencor, Inc.(a)	441,059	10,135,536
		63,641,914
Broadline Retail — 0.7%
Etsy, Inc.(a)(b)	620,733	32,830,568
Kohl’s Corp.	1,206,070	16,933,223
		49,763,791
Building Products — 1.8%
American Woodmark Corp.(a)	167,993	13,360,483
Gibraltar Industries, Inc.(a)	328,356	19,340,169
Hayward Holdings, Inc.(a)	1,539,228	23,534,796
Insteel Industries, Inc.	127,334	3,439,291
Masterbrand, Inc.(a)	1,377,036	20,118,496
Quanex Building Products Corp.	509,630	12,353,431
Resideo Technologies, Inc.(a)	1,590,134	36,652,589
		128,799,255
Capital Markets — 1.4%
Artisan Partners Asset Management, Inc., Class A	327,700	14,107,485
BGC Group, Inc., Class A	1,410,485	12,778,994
Donnelley Financial Solutions, Inc.(a)	166,998	10,475,785
Moelis & Co., Class A	271,282	20,042,314
StepStone Group, Inc., Class A	295,206	17,086,523
StoneX Group, Inc.(a)	144,611	14,167,540
Virtus Investment Partners, Inc.	43,740	9,648,169
		98,306,810
Chemicals — 2.2%
AdvanSix, Inc.	288,743	8,226,288
HB Fuller Co.	591,018	39,881,895
Ingevity Corp.(a)	192,924	7,861,653
Innospec, Inc.	135,233	14,883,744
Koppers Holdings, Inc.	217,736	7,054,646
Mativ Holdings, Inc.	582,287	6,346,928
Minerals Technologies, Inc.	345,062	26,297,175
Quaker Chemical Corp.	148,224	20,864,010

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Sensient Technologies Corp.	216,060	$ 15,396,436
Stepan Co.	229,390	14,841,533
		161,654,308
Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	679,375	34,770,412
Brady Corp., Class A, NVS	172,246	12,720,367
CoreCivic, Inc.(a)	563,793	12,256,860
Deluxe Corp.	481,450	10,875,955
Enviri Corp.(a)	815,682	6,280,751
Healthcare Services Group, Inc.(a)	798,048	9,269,328
HNI Corp.	249,101	12,547,217
Matthews International Corp., Class A	332,482	9,203,102
MillerKnoll, Inc.	749,986	16,942,184
Pitney Bowes, Inc.	880,190	6,372,576
UniFirst Corp.	89,563	15,323,334
Vestis Corp.	1,237,946	18,866,297
		165,428,383
Communications Equipment — 1.1%
Calix, Inc.(a)	384,333	13,401,692
Digi International, Inc.(a)	161,948	4,895,688
Extreme Networks, Inc.(a)	745,650	12,482,181
Harmonic, Inc.(a)	622,043	8,229,629
NetScout Systems, Inc.(a)	777,635	16,843,574
Viasat, Inc.(a)(b)	923,519	7,859,147
Viavi Solutions, Inc.(a)(b)	1,374,815	13,885,631
		77,597,542
Construction & Engineering — 0.7%
Arcosa, Inc.	190,349	18,414,362
Everus Construction Group, Inc.(a)	287,815	18,923,836
MYR Group, Inc.(a)	75,127	11,176,644
		48,514,842
Consumer Finance — 1.0%
Bread Financial Holdings, Inc.	497,094	30,352,560
Encore Capital Group, Inc.(a)(b)	257,429	12,297,383
EZCORP, Inc., Class A, NVS(a)(b)	556,248	6,797,351
Green Dot Corp., Class A(a)	672	7,150
Navient Corp.	840,057	11,164,358
PRA Group, Inc.(a)	429,335	8,968,808
World Acceptance Corp.(a)	35,442	3,985,098
		73,572,708
Consumer Staples Distribution & Retail — 1.1%
Andersons, Inc. (The)	349,403	14,157,810
Grocery Outlet Holding Corp.(a)(b)	1,053,046	16,438,048
PriceSmart, Inc.	268,779	24,773,360
SpartanNash Co.	364,617	6,679,783
United Natural Foods, Inc.(a)	649,576	17,739,921
		79,788,922
Containers & Packaging — 0.6%
O-I Glass, Inc.(a)(b)	1,676,866	18,177,228
Sealed Air Corp.	807,016	27,301,351
		45,478,579
Diversified Consumer Services — 0.5%
Mister Car Wash, Inc.(a)(b)	535,044	3,900,471
Perdoceo Education Corp.	277,979	7,358,104
Strategic Education, Inc.	263,212	24,589,265
		35,847,840
Diversified REITs — 0.5%
Alexander & Baldwin, Inc.	787,044	13,962,161
American Assets Trust, Inc.	211,251	5,547,451
Security	Shares	Value
Diversified REITs (continued)
Armada Hoffler Properties, Inc.	310,233	$ 3,173,684
Global Net Lease, Inc.	2,145,358	15,661,113
		38,344,409
Diversified Telecommunication Services — 0.4%
Lumen Technologies, Inc.(a)	5,396,513	28,655,484
Electric Utilities — 0.4%
MGE Energy, Inc.	149,160	14,015,073
Otter Tail Corp.	248,977	18,384,462
		32,399,535
Electrical Equipment — 0.4%
Sunrun, Inc.(a)(b)	2,421,349	22,397,478
Vicor Corp.(a)	111,003	5,363,665
		27,761,143
Electronic Equipment, Instruments & Components — 3.2%
Advanced Energy Industries, Inc.	207,909	24,040,518
Arlo Technologies, Inc.(a)	471,012	5,270,624
Benchmark Electronics, Inc.	171,657	7,793,228
CTS Corp.	130,164	6,863,548
ePlus, Inc.(a)	152,738	11,284,283
Insight Enterprises, Inc.(a)(b)	295,518	44,948,288
Knowles Corp.(a)(b)	953,537	19,003,992
PC Connection, Inc.	134,511	9,317,577
Plexus Corp.(a)	94,533	14,792,524
Rogers Corp.(a)	183,783	18,674,191
Sanmina Corp.(a)(b)	308,301	23,329,137
ScanSource, Inc.(a)	238,227	11,303,871
TTM Technologies, Inc.(a)	529,946	13,116,163
Vishay Intertechnology, Inc.	1,218,586	20,642,847
		230,380,791
Energy Equipment & Services — 1.4%
Bristow Group, Inc.(a)	268,137	9,197,099
Core Laboratories, Inc.(b)	263,781	4,566,049
Helix Energy Solutions Group, Inc.(a)	670,050	6,244,866
Helmerich & Payne, Inc.	450,363	14,420,623
Innovex International, Inc.(a)(b)	406,674	5,681,236
Liberty Energy, Inc., Class A	799,717	15,906,371
Nabors Industries Ltd.(a)	46,683	2,668,867
Patterson-UTI Energy, Inc.	3,849,022	31,792,922
ProPetro Holding Corp.(a)	864,358	8,064,460
RPC, Inc.	426,978	2,536,250
		101,078,743
Financial Services — 2.8%
EVERTEC, Inc.	241,911	8,353,187
HA Sustainable Infrastructure Capital, Inc.	592,711	15,902,436
Jackson Financial, Inc., Class A	424,874	36,998,028
Mr. Cooper Group, Inc.(a)(b)	692,183	66,456,490
NCR Atleos Corp.(a)	440,662	14,947,255
Radian Group, Inc.	889,317	28,209,135
Walker & Dunlop, Inc.	347,081	33,739,744
		204,606,275
Food Products — 1.2%
B&G Foods, Inc.	855,112	5,891,722
Fresh Del Monte Produce, Inc.	364,646	12,109,894
Hain Celestial Group, Inc. (The)(a)	974,268	5,991,748
J & J Snack Foods Corp.	75,752	11,751,408
John B Sanfilippo & Son, Inc.	97,967	8,533,905
Simply Good Foods Co. (The)(a)	533,099	20,780,199
Tootsie Roll Industries, Inc.	76,420	2,470,658

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
TreeHouse Foods, Inc.(a)(b)	499,661	$ 17,553,091
WK Kellogg Co.	273,491	4,920,103
		90,002,728
Gas Utilities — 1.0%
Chesapeake Utilities Corp.	106,461	12,919,043
MDU Resources Group, Inc.	2,205,911	39,750,516
Northwest Natural Holding Co.	435,059	17,210,934
		69,880,493
Ground Transportation — 1.4%
ArcBest Corp.(b)	253,212	23,629,744
Heartland Express, Inc.	471,938	5,295,144
Hertz Global Holdings, Inc.(a)(b)	1,325,151	4,850,053
Marten Transport Ltd.	628,363	9,808,746
RXO, Inc.(a)(b)	803,240	19,149,242
Schneider National, Inc., Class B(b)	509,943	14,931,131
Werner Enterprises, Inc.	669,100	24,034,072
		101,698,132
Health Care Equipment & Supplies — 1.7%
Avanos Medical, Inc.(a)(b)	500,886	7,974,105
CONMED Corp.(b)	334,276	22,877,849
Embecta Corp.	626,789	12,943,193
Integra LifeSciences Holdings Corp.(a)	719,770	16,324,384
Omnicell, Inc.(a)(b)	501,528	22,328,027
QuidelOrtho Corp.(a)	714,764	31,842,736
STAAR Surgical Co.(a)	228,813	5,557,868
		119,848,162
Health Care Providers & Services — 2.5%
AdaptHealth Corp.(a)(b)	1,154,564	10,991,449
Addus HomeCare Corp.(a)	73,704	9,238,796
AMN Healthcare Services, Inc.(a)	413,719	9,896,158
Concentra Group Holdings Parent, Inc.(b)	693,178	13,711,061
Fulgent Genetics, Inc.(a)	218,059	4,027,550
National HealthCare Corp.	48,100	5,173,636
NeoGenomics, Inc.(a)	764,621	12,600,954
Owens & Minor, Inc.(a)(b)	804,082	10,509,352
Patterson Cos., Inc.	848,980	26,199,523
Pediatrix Medical Group, Inc.(a)	918,007	12,044,252
Premier, Inc., Class A	1,040,890	22,066,868
Privia Health Group, Inc.(a)	348,109	6,805,531
Progyny, Inc.(a)	403,917	6,967,568
Select Medical Holdings Corp.	1,131,620	21,331,037
U.S. Physical Therapy, Inc.	83,905	7,443,213
		179,006,948
Health Care REITs — 0.9%
CareTrust REIT, Inc.	1,036,335	28,032,862
LTC Properties, Inc.	261,195	9,024,287
Medical Properties Trust, Inc.(b)	6,498,643	25,669,640
Universal Health Realty Income Trust	68,822	2,560,867
		65,287,656
Health Care Technology — 0.3%
Certara, Inc.(a)(b)	1,186,984	12,641,380
HealthStream, Inc.	109,046	3,467,663
Schrodinger, Inc.(a)(b)	284,974	5,497,148
Simulations Plus, Inc.	78,989	2,203,003
		23,809,194
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc.	1,231,554	18,904,354
Security	Shares	Value
Hotel & Resort REITs (continued)
Pebblebrook Hotel Trust(b)	643,860	$ 8,724,303
Summit Hotel Properties, Inc.	588,306	4,029,896
		31,658,553
Hotels, Restaurants & Leisure — 1.4%
BJ’s Restaurants, Inc.(a)(b)	248,540	8,732,453
Bloomin’ Brands, Inc.	820,456	10,017,768
Cheesecake Factory, Inc. (The)	172,733	8,194,454
Cracker Barrel Old Country Store, Inc.	241,161	12,747,770
Golden Entertainment, Inc.	224,115	7,082,034
Jack in the Box, Inc.	207,737	8,650,169
Papa John’s International, Inc.	353,816	14,531,223
Penn Entertainment, Inc.(a)(b)	1,622,826	32,164,411
		102,120,282
Household Durables — 3.8%
Century Communities, Inc.	298,417	21,891,871
Ethan Allen Interiors, Inc.	246,719	6,935,271
Helen of Troy Ltd.(a)(b)	247,503	14,808,105
La-Z-Boy, Inc.	452,663	19,722,527
Leggett & Platt, Inc.	1,457,317	13,990,243
LGI Homes, Inc.(a)(b)	223,923	20,018,716
M/I Homes, Inc.(a)	138,376	18,397,089
Meritage Homes Corp.	391,403	60,205,610
Newell Brands, Inc.	4,500,647	44,826,444
Sonos, Inc.(a)(b)	1,319,379	19,843,460
Tri Pointe Homes, Inc.(a)	496,785	18,013,424
Worthington Enterprises, Inc.	338,748	13,587,182
		272,239,942
Household Products — 0.7%
Central Garden & Pet Co.(a)(b)	104,704	4,062,515
Central Garden & Pet Co., Class A, NVS(a)	563,544	18,625,129
Energizer Holdings, Inc.	410,488	14,321,926
WD-40 Co.	57,389	13,927,163
		50,936,733
Independent Power and Renewable Electricity Producers — 0.5%
Clearway Energy, Inc., Class A	377,802	9,237,259
Clearway Energy, Inc., Class C	898,624	23,364,224
		32,601,483
Industrial REITs — 0.9%
Innovative Industrial Properties, Inc.	98,042	6,533,519
LXP Industrial Trust	3,187,081	25,879,098
Terreno Realty Corp.	550,273	32,543,145
		64,955,762
Insurance — 2.9%
Ambac Financial Group, Inc.(a)	516,826	6,537,849
AMERISAFE, Inc.	113,184	5,833,503
Assured Guaranty Ltd.	264,078	23,769,661
Employers Holdings, Inc.	124,636	6,385,102
Genworth Financial, Inc., Class A(a)	4,387,123	30,665,990
Horace Mann Educators Corp.	417,230	16,367,933
Lincoln National Corp.	1,743,434	55,284,292
ProAssurance Corp.(a)	523,530	8,329,362
Safety Insurance Group, Inc.	161,126	13,276,782
SiriusPoint Ltd.(a)(b)	997,774	16,353,516
Stewart Information Services Corp.	283,267	19,117,690
United Fire Group, Inc.	229,944	6,541,907
		208,463,587
Interactive Media & Services — 1.3%
Cars.com, Inc.(a)	363,304	6,296,058
IAC, Inc.(a)	767,979	33,130,614

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Shutterstock, Inc.	261,823	$ 7,946,328
TripAdvisor, Inc.(a)	396,431	5,855,286
Yelp, Inc.(a)	318,960	12,343,752
Ziff Davis, Inc.(a)(b)	462,609	25,138,173
		90,710,211
IT Services — 0.6%
DXC Technology Co.(a)(b)	1,958,528	39,131,389
Grid Dynamics Holdings, Inc., Class A(a)	226,833	5,044,766
		44,176,155
Leisure Products — 0.4%
Revelyst, Inc.(a)(b)	634,047	12,192,724
Sturm Ruger & Co., Inc.	181,380	6,415,410
Topgolf Callaway Brands Corp.(a)	1,538,595	12,093,357
		30,701,491
Life Sciences Tools & Services — 0.6%
Azenta, Inc.(a)(b)	252,268	12,613,400
Cytek Biosciences, Inc.(a)(b)	1,138,453	7,388,560
Fortrea Holdings, Inc.(a)	967,289	18,039,940
Mesa Laboratories, Inc.	19,475	2,568,168
		40,610,068
Machinery — 2.9%
Alamo Group, Inc.	62,929	11,699,130
Albany International Corp., Class A	169,912	13,587,863
Astec Industries, Inc.	248,462	8,348,323
Enpro, Inc.(b)	86,626	14,938,654
Franklin Electric Co., Inc.	165,850	16,162,082
Gates Industrial Corp. PLC(a)(b)	809,753	16,656,619
Hillenbrand, Inc.	760,400	23,405,112
John Bean Technologies Corp.(b)	199,849	25,400,808
Kennametal, Inc.	841,935	20,223,279
Lindsay Corp.	65,002	7,690,387
Proto Labs, Inc.(a)	266,001	10,397,979
Standex International Corp.	45,918	8,586,207
Tennant Co.	204,267	16,653,889
Titan International, Inc.(a)	518,374	3,519,759
Wabash National Corp.	472,371	8,091,715
		205,361,806
Marine Transportation — 0.2%
Matson, Inc.	129,392	17,447,217
Media — 1.2%
Cable One, Inc.	49,946	18,086,445
EchoStar Corp., Class A(a)(b)	670,069	15,344,580
John Wiley & Sons, Inc., Class A	183,243	8,009,552
Scholastic Corp., NVS	268,439	5,725,804
TechTarget, Inc.(a)	156,196	3,095,805
TEGNA, Inc.	1,748,527	31,980,559
Thryv Holdings, Inc.(a)	274,728	4,065,974
		86,308,719
Metals & Mining — 1.5%
Alpha Metallurgical Resources, Inc.(a)	43,918	8,788,870
Arch Resources, Inc., Class A	195,946	27,671,494
Kaiser Aluminum Corp.	171,486	12,050,321
Materion Corp.	224,561	22,204,592
Metallus, Inc.(a)	408,231	5,768,304
MP Materials Corp., Class A(a)(b)	735,232	11,469,619
SunCoke Energy, Inc.	914,919	9,789,633
Worthington Steel, Inc.	379,526	12,076,518
		109,819,351
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 2.3%
Apollo Commercial Real Estate Finance, Inc.	1,378,483	$ 11,937,663
Arbor Realty Trust, Inc.(b)	1,945,098	26,939,607
ARMOUR Residential REIT, Inc.	604,789	11,406,321
Blackstone Mortgage Trust, Inc., Class A	1,871,689	32,586,106
Ellington Financial, Inc.	982,271	11,905,125
Franklin BSP Realty Trust, Inc.	889,706	11,156,913
KKR Real Estate Finance Trust, Inc.	631,258	6,375,706
New York Mortgage Trust, Inc.	987,557	5,984,595
PennyMac Mortgage Investment Trust	943,748	11,881,787
Ready Capital Corp.	1,830,034	12,480,832
Redwood Trust, Inc.	1,435,010	9,370,615
Two Harbors Investment Corp.	1,122,176	13,275,342
		165,300,612
Multi-Utilities — 0.5%
Avista Corp.	853,878	31,277,551
Unitil Corp.	106,640	5,778,822
		37,056,373
Office REITs — 1.1%
Brandywine Realty Trust	1,865,132	10,444,739
Douglas Emmett, Inc.	738,787	13,711,887
Easterly Government Properties, Inc.	1,081,746	12,288,634
Highwoods Properties, Inc.	448,167	13,704,947
JBG SMITH Properties	913,900	14,046,643
SL Green Realty Corp.	229,563	15,591,919
		79,788,769
Oil, Gas & Consumable Fuels — 3.2%
California Resources Corp.	773,894	40,157,360
Comstock Resources, Inc.(a)	484,084	8,820,010
Crescent Energy Co., Class A	1,890,232	27,616,289
CVR Energy, Inc.	372,588	6,982,299
Dorian LPG Ltd.	394,943	9,624,761
Green Plains, Inc.(a)	661,678	6,272,707
International Seaways, Inc.	187,347	6,733,251
Magnolia Oil & Gas Corp., Class A	744,333	17,402,506
Par Pacific Holdings, Inc.(a)(b)	607,315	9,953,893
Peabody Energy Corp.	1,314,707	27,529,965
REX American Resources Corp.(a)	168,274	7,015,343
SM Energy Co.	619,075	23,995,347
Talos Energy, Inc.(a)(b)	1,349,105	13,099,810
Vital Energy, Inc.(a)(b)	293,376	9,071,186
World Kinect Corp.	629,739	17,324,120
		231,598,847
Passenger Airlines — 0.6%
Allegiant Travel Co.	157,924	14,863,807
JetBlue Airways Corp.(a)(b)	3,229,357	25,382,746
Sun Country Airlines Holdings, Inc.(a)	427,373	6,231,098
		46,477,651
Personal Care Products — 0.3%
Edgewell Personal Care Co.	528,109	17,744,462
USANA Health Sciences, Inc.(a)	119,412	4,285,697
		22,030,159
Pharmaceuticals — 1.4%
Amphastar Pharmaceuticals, Inc.(a)	151,270	5,616,655
Innoviva, Inc.(a)(b)	267,866	4,647,475
Ligand Pharmaceuticals, Inc.(a)(b)	92,099	9,868,408
Organon & Co.	2,786,345	41,572,268
Pacira BioSciences, Inc.(a)(b)	502,538	9,467,816
Prestige Consumer Healthcare, Inc.(a)	214,426	16,744,526
Supernus Pharmaceuticals, Inc.(a)	292,443	10,574,739
		98,491,887

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services — 2.0%
Amentum Holdings, Inc.(a)(b)	1,342,687	$ 28,236,708
CSG Systems International, Inc.	148,813	7,605,832
Heidrick & Struggles International, Inc.	101,763	4,509,119
Korn Ferry	214,554	14,471,667
NV5 Global, Inc.(a)	566,064	10,664,646
Robert Half, Inc.	1,097,896	77,357,752
		142,845,724
Real Estate Management & Development — 0.8%
Cushman & Wakefield PLC(a)(b)	2,003,333	26,203,596
eXp World Holdings, Inc.	908,009	10,451,184
Kennedy-Wilson Holdings, Inc.	805,548	8,047,424
Marcus & Millichap, Inc.	261,361	9,999,672
		54,701,876
Residential REITs — 0.3%
Centerspace	79,027	5,227,636
Elme Communities	391,357	5,976,022
Veris Residential, Inc.	502,102	8,349,956
		19,553,614
Retail REITs — 1.6%
Acadia Realty Trust	402,448	9,723,144
Getty Realty Corp.	313,984	9,460,338
Macerich Co. (The)	906,729	18,062,041
Phillips Edison & Co., Inc.	743,514	27,852,034
Retail Opportunity Investments Corp.	664,238	11,531,172
Saul Centers, Inc.	61,365	2,380,962
SITE Centers Corp.(b)	513,630	7,853,403
Tanger, Inc.	391,467	13,360,769
Urban Edge Properties	542,861	11,671,511
Whitestone REIT	240,718	3,410,974
		115,306,348
Semiconductors & Semiconductor Equipment — 3.9%
Alpha & Omega Semiconductor Ltd.(a)(b)	133,782	4,953,947
Axcelis Technologies, Inc.(a)(b)	144,558	10,100,268
CEVA, Inc.(a)	132,750	4,188,263
Cohu, Inc.(a)(b)	505,704	13,502,297
Diodes, Inc.(a)	502,486	30,988,312
FormFactor, Inc.(a)(b)	460,986	20,283,384
Ichor Holdings Ltd.(a)	366,789	11,817,942
Kulicke & Soffa Industries, Inc.	582,908	27,198,487
MaxLinear, Inc.(a)(b)	831,178	16,440,701
Penguin Solutions, Inc.(a)(b)	578,791	11,106,999
Photronics, Inc.(a)	399,329	9,408,191
Qorvo, Inc.(a)	1,022,581	71,509,089
SolarEdge Technologies, Inc.(a)(b)	437,992	5,956,691
Ultra Clean Holdings, Inc.(a)	488,534	17,562,797
Veeco Instruments, Inc.(a)	614,521	16,469,163
Wolfspeed, Inc.(a)(b)	837,611	5,578,489
		277,065,020
Software — 1.3%
A10 Networks, Inc.	319,173	5,872,783
Adeia, Inc.	748,718	10,467,078
Alarm.com Holdings, Inc.(a)	212,905	12,944,624
DoubleVerify Holdings, Inc.(a)	668,854	12,848,685
LiveRamp Holdings, Inc.(a)	339,739	10,317,874
N-able, Inc.(a)	426,521	3,983,706
NCR Voyix Corp.(a)(b)	1,580,693	21,876,791
SolarWinds Corp.	593,753	8,460,980
Sprinklr, Inc., Class A(a)(b)	744,694	6,292,664
		93,065,185
Security	Shares	Value
Specialized REITs — 0.4%
Four Corners Property Trust, Inc.	483,415	$ 13,119,883
Safehold, Inc.	497,532	9,194,392
Uniti Group, Inc.	1,409,748	7,753,614
		30,067,889
Specialty Retail — 6.2%
Academy Sports & Outdoors, Inc.(b)	761,189	43,791,203
Advance Auto Parts, Inc.	642,096	30,364,720
American Eagle Outfitters, Inc.	1,892,527	31,548,425
Asbury Automotive Group, Inc.(a)(b)	211,903	51,498,786
Bath & Body Works, Inc.	1,164,991	45,166,701
Buckle, Inc. (The)	162,849	8,274,358
Caleres, Inc.	383,276	8,876,672
Foot Locker, Inc.(a)	894,016	19,453,788
Group 1 Automotive, Inc.	71,844	30,280,809
Guess?, Inc.	298,486	4,196,713
Leslie’s, Inc.(a)(b)	1,997,416	4,454,238
MarineMax, Inc.(a)	216,607	6,270,773
Monro, Inc.	326,349	8,093,455
National Vision Holdings, Inc.(a)	856,844	8,928,315
ODP Corp. (The)(a)	325,441	7,400,528
Sally Beauty Holdings, Inc.(a)(b)	1,106,615	11,564,127
Shoe Carnival, Inc.	190,795	6,311,499
Signet Jewelers Ltd.	476,590	38,465,579
Sonic Automotive, Inc., Class A	159,129	10,080,822
Upbound Group, Inc.	527,252	15,379,941
Urban Outfitters, Inc.(a)	334,997	18,384,635
Victoria’s Secret & Co.(a)(b)	849,603	35,190,556
		443,976,643
Technology Hardware, Storage & Peripherals — 0.2%
Corsair Gaming, Inc.(a)(b)	486,307	3,214,489
Xerox Holdings Corp.	1,257,998	10,604,923
		13,819,412
Textiles, Apparel & Luxury Goods — 2.2%
Carter’s, Inc.	390,001	21,134,154
G-III Apparel Group Ltd.(a)	418,476	13,650,687
Hanesbrands, Inc.(a)(b)	1,799,513	14,648,036
Oxford Industries, Inc.	159,760	12,585,893
Steven Madden Ltd.	266,007	11,310,618
VF Corp.	3,579,838	76,823,322
Wolverine World Wide, Inc.	278,149	6,174,908
		156,327,618
Tobacco — 0.2%
Universal Corp.	267,512	14,670,358
Trading Companies & Distributors — 1.9%
Air Lease Corp., Class A	1,120,577	54,023,017
Boise Cascade Co.	415,488	49,384,904
DNOW, Inc.(a)	493,434	6,419,576
GMS, Inc.(a)(b)	153,128	12,989,848
Rush Enterprises, Inc., Class A	257,315	14,098,289
		136,915,634
Water Utilities — 0.9%
American States Water Co.	204,917	15,926,149
California Water Service Group	645,598	29,264,957
Middlesex Water Co.	95,765	5,040,112
SJW Group	326,362	16,063,538
		66,294,756
Wireless Telecommunication Services — 0.6%
Gogo, Inc.(a)(b)	344,830	2,789,675

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services (continued)
Shenandoah Telecommunications Co.	499,684	$ 6,301,015
Telephone & Data Systems, Inc.	1,055,121	35,990,177
		45,080,867
Total Long-Term Investments — 98.1% (Cost: $7,152,214,644)		7,055,499,685
Short-Term Securities
Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)(e)	241,560,051	241,680,831
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	126,838,031	126,838,031
Total Short-Term Securities — 5.1% (Cost: $368,321,797)		368,518,862
Total Investments — 103.2% (Cost: $7,520,536,441)		7,424,018,547
Liabilities in Excess of Other Assets — (3.2)%		(232,732,708)
Net Assets — 100.0%		$ 7,191,285,839
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 348,242,967	$ —	$ (106,578,694)(a)	$ 41,339	$ (24,781)	$ 241,680,831	241,560,051	$ 2,043,199(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	120,932,534	5,905,497(a)	—	—	—	126,838,031	126,838,031	3,023,243	—
				$ 41,339	$ (24,781)	$ 368,518,862		$ 5,066,442	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P Small-Cap 600 Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	288	03/21/25	$ 32,397	$ (184,133)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/18/26–08/19/26	$ 47,288,989	$ (427,196)(c)	$ 46,940,694	0.7%
	Monthly	HSBC Bank PLC(d)	02/09/28	48,945,628	(1,982,009)(e)	47,079,964	0.7
	Monthly	JPMorgan Chase Bank NA(f)	02/10/25	20,373,346	(319,100)(g)	20,061,890	0.3
					$ (2,728,305)	$ 114,082,548
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(78,901) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(116,345) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(7,644) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	40 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates August 18, 2026 to August 19, 2026.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Ameris Bancorp	7,442	$ 465,646	1.0%
Bank of Hawaii Corp.	4,993	355,701	0.8
BankUnited, Inc.	18,221	695,496	1.5
Banner Corp.	2,719	181,548	0.4
Berkshire Hills Bancorp, Inc.	15,026	427,189	0.9
Brookline Bancorp, Inc.	51,654	609,517	1.3
Cathay General Bancorp	7,454	354,885	0.8
Central Pacific Financial Corp.	2,275	66,089	0.1
Community Financial System, Inc.	4,187	258,254	0.5
Eagle Bancorp, Inc.	15,089	392,767	0.8
First Bancorp/Southern Pines NC	20,948	921,083	2.0
First Commonwealth Financial Corp.	12,638	213,835	0.5
First Financial Bancorp	14,066	378,094	0.8
Fulton Financial Corp.	21,347	411,570	0.9
	Shares	Value	% of Basket Value
Banks (continued)
Hanmi Financial Corp.	13,996	$ 330,585	0.7%
Heritage Financial Corp.	13,273	325,188	0.7
Hope Bancorp, Inc.	59,368	729,633	1.5
Independent Bank Corp.	18,572	1,192,137	2.5
Lakeland Financial Corp.	2,596	178,501	0.4
National Bank Holdings Corp., Class A	6,286	270,675	0.6
NBT Bancorp, Inc.	5,845	279,157	0.6
Northwest Bancshares, Inc.	62,836	828,807	1.8
Pacific Premier Bancorp, Inc.	47,703	1,188,759	2.5
Renasant Corp.	31,427	1,123,515	2.4
S&T Bancorp, Inc.	8,685	331,941	0.7
Seacoast Banking Corp. of Florida	43,194	1,189,131	2.5
Simmons First National Corp., Class A	69,241	1,535,765	3.3
Southside Bancshares, Inc.	15,270	484,975	1.0
TrustCo Bank Corp.	9,336	310,982	0.7
Trustmark Corp.	29,645	1,048,544	2.2
United Community Banks, Inc.	58,503	1,890,232	4.0
Veritex Holdings, Inc.	30,848	837,832	1.8
Westamerica BanCorp	7,800	409,188	0.9
WSFS Financial Corp.	14,310	760,290	1.6
		20,977,511

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P Small-Cap 600 Value ETF
	Shares	Value	% of Basket Value
Capital Markets
Moelis & Co., Class A	84,027	$ 6,207,915	13.2%
Commercial Services & Supplies
Enviri Corp.	62,000	477,400	1.0
Pitney Bowes, Inc.	18,538	134,215	0.3
		611,615
Consumer Finance
Bread Financial Holdings, Inc.	27,195	1,660,527	3.5
Green Dot Corp., Class A	92,703	986,360	2.1
		2,646,887
Containers & Packaging
Sealed Air Corp.	2,076	70,231	0.2
Diversified Consumer Services
Perdoceo Education Corp.	22,740	601,928	1.3
Financial Services
Jackson Financial, Inc., Class A	89,536	7,796,795	16.6
Insurance
Employers Holdings, Inc.	2,625	134,479	0.3
Genworth Financial, Inc., Class A	193,625	1,353,439	2.9
Horace Mann Educators Corp.	19,979	783,776	1.7
Lincoln National Corp.	83,826	2,658,123	5.7
ProAssurance Corp.	25,218	401,218	0.8
Stewart Information Services Corp.	15,676	1,057,973	2.2
		6,389,008
Machinery
Gates Industrial Corp. PLC	1,129	23,223	0.1
Mortgage Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc.	88,787	1,229,700	2.6
Office REITs
Douglas Emmett, Inc.	20,791	385,881	0.8
Net Value of Reference Entity — Goldman Sachs Bank USA		$46,940,694
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 9, 2028.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Ameris Bancorp	1,906	$ 119,258	0.3%
Atlantic Union Bankshares Corp.	45,777	1,734,033	3.7
BankUnited, Inc.	2,287	87,295	0.2
Banner Corp.	1,088	72,646	0.2
Berkshire Hills Bancorp, Inc.	156,353	4,445,116	9.4
Cathay General Bancorp	2,440	116,168	0.2
Community Financial System, Inc.	1,143	70,500	0.1
Customers Bancorp, Inc.	1,652	80,419	0.2
	Shares	Value	% of Basket Value
Banks (continued)
Eagle Bancorp, Inc.	2,679	$ 69,734	0.1%
First Bancorp/Southern Pines NC	2,343	103,022	0.2
First Commonwealth Financial Corp.	4,227	71,521	0.2
Fulton Financial Corp.	5,467	105,404	0.2
Hanmi Financial Corp.	3,027	71,498	0.2
Heritage Financial Corp.	2,937	71,957	0.2
Hope Bancorp, Inc.	6,842	84,088	0.2
Independent Bank Corp.	2,408	154,570	0.3
Lakeland Financial Corp.	1,039	71,442	0.1
NBT Bancorp, Inc.	1,497	71,497	0.1
Northwest Bancshares, Inc.	7,234	95,416	0.2
OFG Bancorp	1,712	72,452	0.2
Pacific Premier Bancorp, Inc.	5,465	136,188	0.3
Provident Financial Services, Inc.	125,527	2,368,694	5.0
Renasant Corp.	3,602	128,771	0.3
S&T Bancorp, Inc.	1,848	70,631	0.1
Seacoast Banking Corp. of Florida	4,798	132,089	0.3
TrustCo Bank Corp.	2,132	71,017	0.1
Trustmark Corp.	3,466	122,592	0.3
United Community Banks, Inc.	7,917	255,798	0.5
Westamerica BanCorp	1,384	72,605	0.2
WSFS Financial Corp.	1,802	95,740	0.2
		11,222,161
Building Products
Insteel Industries, Inc.	83,586	2,257,658	4.8
Capital Markets
Artisan Partners Asset Management, Inc., Class A	65,210	2,807,290	6.0
Moelis & Co., Class A	2,151	158,916	0.3
		2,966,206
Commercial Services & Supplies
Pitney Bowes, Inc.	9,897	71,654	0.2
Consumer Finance
Bread Financial Holdings, Inc.	11,818	721,607	1.5
Green Dot Corp., Class A	243,160	2,587,223	5.5
		3,308,830
Containers & Packaging
Sealed Air Corp.	147,484	4,989,384	10.6
Financial Services
Jackson Financial, Inc., Class A	237,690	20,698,045	44.0
Insurance
Employers Holdings, Inc.	1,409	72,183	0.2
Genworth Financial, Inc., Class A	23,557	164,664	0.3
Horace Mann Educators Corp.	2,309	90,582	0.2
Lincoln National Corp.	9,652	306,065	0.6
ProAssurance Corp.	4,541	72,247	0.2
		705,741
Machinery
Gates Industrial Corp. PLC	20,293	417,427	0.9
Oil, Gas & Consumable Fuels
Green Plains, Inc.	39,459	374,071	0.8
Water Utilities
Middlesex Water Co.	1,307	68,787	0.1

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P Small-Cap 600 Value ETF
	Shares	Value	% of Basket Value
Water Utilities (continued)
Net Value of Reference Entity — HSBC Bank PLC		$47,079,964
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Customers Bancorp, Inc.	76,970	$ 3,746,900	18.7%
	Shares	Value	% of Basket Value
Banks (continued)
OFG Bancorp	139,795	$ 5,916,124	29.5%
Southside Bancshares, Inc.	59,173	1,879,334	9.3
Westamerica BanCorp	9,926	520,718	2.6
		12,063,076
Capital Markets
Moelis & Co., Class A	15,519	1,146,544	5.7
Consumer Finance
Green Dot Corp., Class A	247,154	2,629,719	13.1
Diversified Consumer Services
Perdoceo Education Corp.	13,460	356,286	1.8
Financial Services
Jackson Financial, Inc., Class A	44,399	3,866,265	19.3
Net Value of Reference Entity — JPMorgan Chase Bank NA		$20,061,890

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not be a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 7,055,499,685	$ —	$ —	$ 7,055,499,685
Short-Term Securities
Money Market Funds	368,518,862	—	—	368,518,862
	$ 7,424,018,547	$ —	$ —	$ 7,424,018,547
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (184,133)	$ (2,728,305)	$ —	$ (2,912,438)
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® S&P Small-Cap 600 Value ETF
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust